Long-term Debt - Term bank loans/ Credit facilities (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		7 Months Ended
	Mar. 03, 2015	Jun. 30, 2016	Jun. 30, 2015	Jul. 25, 2014	Aug. 22, 2016
Debt Instrument [Line Items]
Repayment of debt		$ 35,452	$ 25,726
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jul. 25, 2014
Debt Instrument, Face Amount		$ 1,300,000
Debt Instrument, Maturity Date		Jul. 25, 2021
1.35 billion Senior Secured Credit Facility
Debt Instrument [Line Items]
Repayment of debt				$ 1,300,000
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jul. 12, 2013
Debt Instrument, Face Amount		$ 1,800,000
$1.9 billion Secured Term Loan B Facility | Tranche B1 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount		975,000
$1.9 billion Secured Term Loan B Facility | Tranche B2 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 825,000
$1.9 billion Secured Term Loan B Facility | Additional Tranche B1 Term Loans
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jul. 26, 2013
Debt Instrument, Face Amount		$ 100,000
Debt Instrument Maturity Date Description		As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Feb. 13, 2015
Line of Credit Facility, Maximum Borrowing Capacity		$ 475,000
Debt Instrument, Term		5 years
Variable rate basis		LIBOR
Amount drawn down	$ 462,000
Restricted cash pledged as security		$ 15,000
Covenant terms		Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016.
Mandatory prepayment of debt					$ 145,894